Provisions, contingent liabilities and other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 267,934
Changes (additions and deductions)	58,102
Accretion expense	10,656
Disbursements	(42,185)
Balance at end of the year	294,507	$ 267,934
Closure Of Mining Units And Exploration Projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	225,877
Changes (additions and deductions)	32,654
Accretion expense	10,656
Disbursements	(16,882)	(25,830)
Balance at end of the year	252,305	225,877
Classification by maturity [Abstract]
Current portion	35,280	30,524
Non-current portion	217,025	195,353
Bonus To Employees And Officers [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	18,620
Changes (additions and deductions)	15,855
Accretion expense	0
Disbursements	(15,249)
Balance at end of the year	19,226	18,620
Environmental Liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	3,768
Changes (additions and deductions)	3,944
Accretion expense	0
Disbursements	(1,407)
Balance at end of the year	6,305	3,768
Safety Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,877
Changes (additions and deductions)	1,270
Accretion expense	0
Disbursements	(942)
Balance at end of the year	5,205	4,877
Labor Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,042
Changes (additions and deductions)	(258)
Accretion expense	0
Disbursements	(7)
Balance at end of the year	3,777	4,042
Obligations With Communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,878
Changes (additions and deductions)	1,306
Accretion expense	0
Disbursements	(3,675)
Balance at end of the year	3,509	5,878
Board of Directors' participation [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	2,108
Changes (additions and deductions)	1,736
Accretion expense	0
Disbursements	(2,250)
Balance at end of the year	1,594	2,108
Environmental Contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	234
Changes (additions and deductions)	1,343
Accretion expense	0
Disbursements	(77)
Balance at end of the year	1,500	234
Workers' Profit Sharing Payable [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,772
Changes (additions and deductions)	(7)
Accretion expense	0
Disbursements	(1,696)
Balance at end of the year	69	1,772
Other Provisions
Disclosure of provisions [Line Items]
Balance at beginning of the year	758
Changes (additions and deductions)	259
Accretion expense	0
Disbursements	0
Balance at end of the year	$ 1,017	$ 758